Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2020

SMC-QTLY-0121
1.912861.110

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.1%
	Shares	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.4%
Bandwidth, Inc. (a)	57,281	$8,694,110
CenturyLink, Inc.	463,300	4,841,485
GCI Liberty, Inc. (a)	140,723	12,822,680
Vonage Holdings Corp. (a)	359,109	4,618,142
		30,976,417
Entertainment - 0.1%
Activision Blizzard, Inc.	18,335	1,457,266
Electronic Arts, Inc.	9,854	1,258,849
Eros International PLC (a)(b)	950,801	2,025,206
Liberty Media Corp. Liberty Formula One Group Series C (a)	13,700	572,386
Sciplay Corp. (A Shares) (a)	13,104	195,119
World Wrestling Entertainment, Inc. Class A	157,852	6,793,950
		12,302,776
Interactive Media & Services - 0.7%
Alphabet, Inc. Class C (a)	2,311	4,069,070
CarGurus, Inc. Class A (a)	192,070	4,811,354
Cars.com, Inc. (a)	198,000	2,211,660
Facebook, Inc. Class A (a)	15,845	4,388,590
InterActiveCorp (a)	73,376	10,418,658
Match Group, Inc. (a)	138,394	19,265,829
QuinStreet, Inc. (a)	578,840	10,329,400
Yelp, Inc. (a)	137,196	4,382,040
		59,876,601
Media - 0.5%
AMC Networks, Inc. Class A (a)(b)	107,091	3,530,790
Criteo SA sponsored ADR (a)	276,172	5,349,452
Entercom Communications Corp. Class A	862,300	2,095,389
Gray Television, Inc. (a)	43,200	762,912
Interpublic Group of Companies, Inc.	37,200	828,816
National CineMedia, Inc.	35,821	120,717
News Corp. Class A	37,700	665,405
Nexstar Broadcasting Group, Inc. Class A	60,862	6,405,726
Ocean Outdoor Ltd. (a)(c)	1,223,674	8,711,895
TechTarget, Inc. (a)	13,178	691,845
ViacomCBS, Inc. Class B	232,500	8,202,600
		37,365,547
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	404,941	5,729,915

TOTAL COMMUNICATION SERVICES		146,251,256

CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.2%
BorgWarner, Inc.	170,700	6,631,695
Cooper Tire & Rubber Co.	239,332	9,508,660
Cooper-Standard Holding, Inc. (a)	367,949	12,480,830
Dana, Inc.	804,599	13,549,447
Dorman Products, Inc. (a)	16,682	1,540,916
Fox Factory Holding Corp. (a)	56,061	4,892,443
Gentex Corp.	321,010	10,464,926
LCI Industries	127,461	16,032,045
Lear Corp.	123,775	17,693,636
Patrick Industries, Inc.	32,888	2,073,260
Standard Motor Products, Inc.	41,512	1,921,590
The Goodyear Tire & Rubber Co.	208,800	2,175,696
		98,965,144
Automobiles - 0.3%
Harley-Davidson, Inc.	323,328	13,026,885
Spartan Energy Acquisition Corp. (a)(b)	119,370	2,313,391
Thor Industries, Inc.	105,758	10,206,705
		25,546,981
Distributors - 1.1%
LKQ Corp. (a)	865,016	30,465,864
Pool Corp.	171,819	59,468,274
		89,934,138
Diversified Consumer Services - 1.5%
Adtalem Global Education, Inc. (a)	87,900	2,516,577
American Public Education, Inc. (a)	227,808	7,071,160
Bright Horizons Family Solutions, Inc. (a)	140,407	23,884,635
Chegg, Inc. (a)	163,839	12,767,973
Collectors Universe, Inc.	4,214	325,110
Franchise Group, Inc.	54,718	1,465,895
Frontdoor, Inc. (a)	886,063	41,946,222
Grand Canyon Education, Inc. (a)	80,633	6,730,437
Houghton Mifflin Harcourt Co. (a)	470,513	1,416,244
K12, Inc. (a)	115,500	2,694,615
Service Corp. International	130,266	6,336,138
ServiceMaster Global Holdings, Inc. (a)	25,500	1,250,265
Strategic Education, Inc.	63,939	6,003,233
Weight Watchers International, Inc. (a)	331,434	9,780,617
		124,189,121
Hotels, Restaurants & Leisure - 1.3%
Caesars Entertainment, Inc. (a)	9,000	613,080
Carrols Restaurant Group, Inc. (a)	244,695	1,663,926
Churchill Downs, Inc.	28,380	5,106,130
Darden Restaurants, Inc.	8,400	907,032
Dominos Pizza Enterprises Ltd.	96,817	5,260,492
Dunkin' Brands Group, Inc.	31,040	3,300,794
Extended Stay America, Inc. unit	260,178	3,567,040
Great Canadian Gaming Corp. (a)	405,012	12,037,779
Hilton Grand Vacations, Inc. (a)	209,820	5,820,407
International Game Technology PLC	192,420	2,422,568
Papa John's International, Inc.	58,727	4,719,302
Penn National Gaming, Inc. (a)	60,980	4,268,600
Planet Fitness, Inc. (a)	210,000	15,319,500
Playa Hotels & Resorts NV (a)	1,138,364	5,794,273
Ruth's Hospitality Group, Inc.	96,991	1,510,150
Vail Resorts, Inc.	64,600	17,819,264
Wendy's Co.	565,170	12,428,088
Wingstop, Inc.	17,092	2,175,983
Wyndham Destinations, Inc.	187,236	7,875,146
		112,609,554
Household Durables - 1.4%
Cavco Industries, Inc. (a)	4,987	897,710
Helen of Troy Ltd. (a)	14,610	2,951,074
Installed Building Products, Inc. (a)	94,618	9,350,151
KB Home	174,410	6,139,232
La-Z-Boy, Inc.	149,726	5,545,851
LGI Homes, Inc. (a)	45,229	4,886,993
M.D.C. Holdings, Inc.	135,000	6,516,450
Mohawk Industries, Inc. (a)	34,412	4,330,062
New Home Co. LLC (a)	219,357	1,232,786
NVR, Inc. (a)	1,023	4,089,115
PulteGroup, Inc.	338,174	14,754,532
Skyline Champion Corp. (a)	129,856	3,990,475
Sonos, Inc. (a)	316,629	7,041,829
Taylor Morrison Home Corp. (a)	420,913	10,640,681
Tempur Sealy International, Inc. (a)	637,996	16,071,119
Toll Brothers, Inc.	71,481	3,384,625
TopBuild Corp. (a)	22,720	3,958,506
Whirlpool Corp.	45,800	8,913,138
		114,694,329
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	3,493	11,065,964
Chewy, Inc. (a)(b)	118,540	9,196,333
Etsy, Inc. (a)	157,344	25,285,181
Overstock.com, Inc. (a)(b)	62,421	4,212,793
PetMed Express, Inc. (b)	11,631	357,072
Revolve Group, Inc. (a)	7,843	185,095
Shutterstock, Inc.	201,224	13,836,162
Stamps.com, Inc. (a)	38,040	7,130,978
The RealReal, Inc. (a)	91,252	1,263,840
U.S. Auto Parts Network, Inc. (a)(b)	249,617	3,761,728
Waitr Holdings, Inc. (a)	525,659	1,745,188
		78,040,334
Leisure Products - 0.6%
Brunswick Corp.	411,670	30,727,049
Callaway Golf Co.	148,817	3,162,361
Clarus Corp.	313,670	4,516,848
Hasbro, Inc.	8,200	762,846
Malibu Boats, Inc. Class A (a)	61,700	3,516,283
Polaris, Inc.	73,195	7,026,720
Sturm, Ruger & Co., Inc.	9,579	586,618
		50,298,725
Multiline Retail - 0.2%
Dillard's, Inc. Class A (b)	46,400	2,169,664
Kohl's Corp.	112,400	3,619,280
Ollie's Bargain Outlet Holdings, Inc. (a)	52,820	4,651,329
Target Corp.	23,272	4,178,022
		14,618,295
Specialty Retail - 2.5%
Aaron's Holdings Co., Inc.	127,197	8,004,507
Academy Sports & Outdoors, Inc. (b)	176,319	2,900,448
Advance Auto Parts, Inc.	39,822	5,881,709
America's Car Mart, Inc. (a)	78,161	8,167,825
Asbury Automotive Group, Inc. (a)	11,150	1,257,386
AutoNation, Inc. (a)	33,257	2,038,322
Big 5 Sporting Goods Corp. (b)	171,031	1,629,925
Burlington Stores, Inc. (a)	4,800	1,048,992
Express, Inc. (a)	132,676	201,668
Five Below, Inc. (a)	38,209	5,975,888
Floor & Decor Holdings, Inc. Class A (a)	76,110	6,095,650
Foot Locker, Inc.	541,149	20,238,973
GameStop Corp. Class A (a)(b)	243,971	4,040,160
Gap, Inc.	360,220	7,550,211
Genesco, Inc. (a)	63,719	1,998,865
Group 1 Automotive, Inc.	43,800	5,203,878
Haverty Furniture Companies, Inc.	104,300	2,839,046
Lithia Motors, Inc. Class A (sub. vtg.)	63,437	18,352,324
Michaels Companies, Inc. (a)(b)	153,366	1,516,790
Monro, Inc.	159,544	7,500,163
Murphy U.S.A., Inc.	15,846	2,031,457
National Vision Holdings, Inc. (a)	152,312	6,520,477
Penske Automotive Group, Inc.	90,200	4,967,314
RH (a)	9,724	4,406,528
Sally Beauty Holdings, Inc. (a)	3,106,132	35,720,518
Sonic Automotive, Inc. Class A (sub. vtg.)	111,800	4,514,484
Sportsman's Warehouse Holdings, Inc. (a)	362,595	5,050,948
The Children's Place Retail Stores, Inc. (b)	41,313	1,775,633
The ODP Corp.	99,500	2,852,665
TravelCenters of America LLC (a)	196,495	6,393,947
Vroom, Inc. (b)	316,439	11,347,503
Williams-Sonoma, Inc.	68,102	7,455,126
Winmark Corp.	1,223	220,140
Zumiez, Inc. (a)	68,303	2,533,358
		208,232,828
Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd. (a)	151,281	5,352,322
Carter's, Inc.	158,698	14,122,535
Columbia Sportswear Co.	12,100	991,353
Crocs, Inc. (a)	110,847	6,527,780
Deckers Outdoor Corp. (a)	6,835	1,740,123
Hanesbrands, Inc.	2,136,487	30,338,115
Kontoor Brands, Inc.	148,360	6,182,161
Levi Strauss & Co. Class A	53,200	978,348
Oxford Industries, Inc.	38,662	2,156,953
PVH Corp.	51,600	4,101,684
Ralph Lauren Corp.	93,061	7,979,981
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,354,414	45,332,237
Steven Madden Ltd.	453,004	14,256,036
VF Corp.	20,244	1,688,350
		141,747,978

TOTAL CONSUMER DISCRETIONARY		1,058,877,427

CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	600	558,504
Cott Corp.	430,547	6,471,121
Molson Coors Beverage Co. Class B	176,900	8,137,400
National Beverage Corp. (b)	6,721	658,860
		15,825,885
Food & Staples Retailing - 0.8%
Andersons, Inc.	100,650	2,287,775
BJ's Wholesale Club Holdings, Inc. (a)	341,530	13,999,315
Casey's General Stores, Inc.	62,710	11,393,153
Grocery Outlet Holding Corp. (a)	105,377	4,069,660
Ingles Markets, Inc. Class A	8,188	307,787
Performance Food Group Co. (a)	447,301	19,403,917
SpartanNash Co.	128,500	2,426,080
Sprouts Farmers Market LLC (a)	78,600	1,663,962
U.S. Foods Holding Corp. (a)	224,700	7,073,556
Weis Markets, Inc.	63,763	3,037,032
		65,662,237
Food Products - 1.6%
Beyond Meat, Inc. (a)(b)	32,110	4,492,189
Bunge Ltd.	85,042	5,008,123
Darling Ingredients, Inc. (a)	115,025	5,553,407
Flowers Foods, Inc.	111,471	2,473,541
Fresh Del Monte Produce, Inc.	125,056	3,175,172
Freshpet, Inc. (a)	105,268	14,409,084
Hostess Brands, Inc. Class A (a)	255,320	3,459,586
Ingredion, Inc.	102,762	7,928,088
J&J Snack Foods Corp.	8,624	1,253,843
John B. Sanfilippo & Son, Inc.	5,156	382,627
Lamb Weston Holdings, Inc.	170,096	12,311,548
Lancaster Colony Corp.	11,446	1,938,151
Nomad Foods Ltd.(a)	1,395,738	33,707,073
Pilgrim's Pride Corp. (a)	238,600	4,507,154
Post Holdings, Inc. (a)	4,802	453,597
SunOpta, Inc. (a)	1,370,833	13,941,372
The Hain Celestial Group, Inc. (a)	232,798	8,962,723
The J.M. Smucker Co.	70,000	8,204,000
Tootsie Roll Industries, Inc. (b)	9,863	305,457
		132,466,735
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	109,100	4,024,699
Energizer Holdings, Inc.	176,178	7,380,096
Reynolds Consumer Products, Inc.	310,960	9,434,526
Spectrum Brands Holdings, Inc.	329,021	21,988,473
WD-40 Co.	7,897	2,008,286
		44,836,080
Personal Products - 0.4%
elf Beauty, Inc. (a)	874,281	19,006,869
Herbalife Nutrition Ltd. (a)	48,186	2,308,591
LifeVantage Corp. (a)	6,604	70,201
MediFast, Inc.	48,707	9,943,047
Nu Skin Enterprises, Inc. Class A	89,975	4,634,612
USANA Health Sciences, Inc. (a)	7,030	528,515
		36,491,835
Tobacco - 0.1%
Universal Corp.	97,147	4,421,160
Vector Group Ltd.	68,868	774,076
		5,195,236

TOTAL CONSUMER STAPLES		300,478,008

ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Championx Corp. (a)	496,805	5,902,043
Dril-Quip, Inc. (a)	204,523	5,812,544
Halliburton Co.	241,310	4,003,333
Helmerich & Payne, Inc.	124,939	2,844,861
		18,562,781
Oil, Gas & Consumable Fuels - 1.0%
Aemetis, Inc. (a)(b)	380,369	833,008
Arch Resources, Inc.	21,000	702,240
Cabot Oil & Gas Corp.	32,100	562,392
Cenovus Energy, Inc.	418,120	2,073,875
Cimarex Energy Co.	49,628	1,784,127
Comstock Resources, Inc. (a)	967,766	4,713,020
Denbury, Inc. (a)	76,371	1,715,293
Devon Energy Corp.	237,100	3,317,029
Diamondback Energy, Inc.	146,941	5,871,762
Enviva Partners LP	262,462	11,716,304
EQT Corp.	445,656	6,631,361
Goodrich Petroleum Corp. (a)	27,961	323,229
Green Plains, Inc.	147,605	2,181,602
HollyFrontier Corp.	421,387	9,856,242
Magnolia Oil & Gas Corp. Class A (a)	188,600	1,178,750
National Energy Services Reunited Corp. (a)	56,865	497,000
Pacific Ethanol, Inc. (a)(b)	226,218	1,386,716
Renewable Energy Group, Inc. (a)	5,700	331,056
Rex American Resources Corp. (a)	26,821	2,105,449
Southwestern Energy Co. (a)	1,089,500	3,388,345
Tourmaline Oil Corp.	469,159	6,572,918
W&T Offshore, Inc. (a)(b)	480,500	941,780
World Fuel Services Corp.	428,789	12,186,183
		80,869,681

TOTAL ENERGY		99,432,462

FINANCIALS - 11.2%
Banks - 3.9%
Associated Banc-Corp.	285,511	4,374,029
Bank of Hawaii Corp.	21,651	1,621,227
Bank OZK	468,884	13,109,997
BankUnited, Inc.	651,233	18,566,653
Cathay General Bancorp	102,900	2,906,925
CIT Group, Inc.	91,600	3,067,684
Citizens Financial Group, Inc.	271,800	8,876,988
Columbia Banking Systems, Inc.	52,622	1,663,381
Comerica, Inc.	157,335	7,740,882
Commerce Bancshares, Inc.	154,690	10,203,352
Cullen/Frost Bankers, Inc.	128,265	10,762,716
East West Bancorp, Inc.	73,475	3,138,852
Fifth Third Bancorp	461,704	11,699,579
First Citizens Bancshares, Inc.	25,895	13,687,838
First Financial Bankshares, Inc.	66,343	2,217,183
First Hawaiian, Inc.	559,861	12,272,153
First Horizon National Corp.	1,569,193	19,175,538
First Merchants Corp.	84,019	2,799,513
Fulton Financial Corp.	239,600	2,951,872
Hancock Whitney Corp.	82,900	2,328,661
Hanmi Financial Corp.	108,800	1,060,800
Hope Bancorp, Inc.	340,100	3,224,148
Huntington Bancshares, Inc.	834,352	10,078,972
KeyCorp	529,190	8,181,277
PacWest Bancorp	167,100	3,886,746
Peoples Bancorp, Inc.	40,051	1,000,474
Preferred Bank, Los Angeles	7,829	287,872
Regions Financial Corp.	617,381	9,427,408
ServisFirst Bancshares, Inc.	241,478	9,123,039
Signature Bank	103,060	11,562,301
South State Corp.	38,510	2,559,760
Sterling Bancorp	514,798	8,226,472
SVB Financial Group (a)	53,410	18,418,973
Synovus Financial Corp.	460,473	14,537,133
TCF Financial Corp.	153,600	5,160,960
Texas Capital Bancshares, Inc. (a)	151,029	8,442,521
Umpqua Holdings Corp.	674,423	9,367,735
United Community Bank, Inc.	130,200	3,113,082
Veritex Holdings, Inc.	193,100	4,188,339
Webster Financial Corp.	215,815	8,166,440
Western Alliance Bancorp.	244,530	12,537,053
Wintrust Financial Corp.	48,680	2,652,573
Zions Bancorp NA	353,675	13,648,318
		322,017,419
Capital Markets - 2.3%
Ares Management Corp.	113,550	5,115,428
Artisan Partners Asset Management, Inc.	33,292	1,498,140
B. Riley Financial, Inc.	36,623	1,323,555
Cohen & Steers, Inc.	12,717	899,982
Diamond Hill Investment Group, Inc.	1,717	234,920
Eaton Vance Corp. (non-vtg.)	114,729	7,684,548
Evercore, Inc. Class A	100,060	9,098,456
FactSet Research Systems, Inc.	30,277	10,105,252
Federated Hermes, Inc. Class B (non-vtg.)	55,412	1,487,258
Focus Financial Partners, Inc. Class A (a)	422,955	16,753,248
FS KKR Capital Corp. (b)	107,750	1,920,105
Hamilton Lane, Inc. Class A	15,030	1,050,296
Houlihan Lokey	28,550	1,849,469
Lazard Ltd. Class A	376,309	14,043,852
LPL Financial	370,182	33,601,420
Moelis & Co. Class A	405,081	15,895,378
Morningstar, Inc.	61,164	12,238,916
Newtek Business Services Corp. (b)	120,383	2,170,505
Oaktree Specialty Lending Corp.	547,600	3,072,036
Open Lending Corp. (a)(b)	51,552	1,449,642
PJT Partners, Inc.	66,623	4,615,641
Prospect Capital Corp. (b)	499,800	2,668,932
SEI Investments Co.	71,889	3,792,145
StepStone Group, Inc. Class A	221,360	6,003,283
Stifel Financial Corp.	112,300	7,782,390
Victory Capital Holdings, Inc.	647,674	13,296,747
WisdomTree Investments, Inc.	1,861,393	7,966,762
		187,618,306
Consumer Finance - 1.0%
Ally Financial, Inc.	248,315	7,362,540
Encore Capital Group, Inc. (a)	110,899	3,786,092
Enova International, Inc. (a)	388,794	8,129,683
First Cash Financial Services, Inc.	139,891	8,986,598
LendingTree, Inc. (a)	9,400	2,402,452
Navient Corp.	1,814,754	17,004,245
OneMain Holdings, Inc.	281,598	10,979,506
PRA Group, Inc. (a)	89,235	3,714,853
Regional Management Corp.	76,000	2,031,480
SLM Corp.	1,415,080	15,013,999
Synchrony Financial	213,921	6,518,173
		85,929,621
Diversified Financial Services - 0.4%
Banco Latinoamericano de Comercio Exterior SA Series E	75,700	1,118,089
Cannae Holdings, Inc. (a)	49,006	1,931,817
Jaws Acquisition Corp. (a)	1,263,627	14,443,257
Triterras, Inc. (a)	119,096	1,418,433
Voya Financial, Inc.	289,900	16,706,937
		35,618,533
Insurance - 2.6%
Alleghany Corp.	7,495	4,311,124
American Financial Group, Inc.	162,601	14,538,155
Amerisafe, Inc.	11,133	609,309
Assurant, Inc.	39,236	5,066,152
Assured Guaranty Ltd.	316,663	9,541,056
Axis Capital Holdings Ltd.	123,925	6,209,882
Brown & Brown, Inc.	21,900	986,157
BRP Group, Inc. (a)	16,500	485,925
Chubb Ltd.	9,988	1,476,526
CNA Financial Corp.	201,700	6,960,667
CNO Financial Group, Inc.	339,200	7,218,176
Crawford & Co. Class B	124,426	908,310
eHealth, Inc. (a)	31,100	2,363,289
Erie Indemnity Co. Class A	10,695	2,412,899
Everest Re Group Ltd.	82,550	18,766,092
First American Financial Corp.	219,138	10,615,045
Globe Life, Inc.	33,200	3,090,920
GoHealth, Inc. (a)	214,430	2,260,092
Goosehead Insurance	34,708	4,272,902
Hanover Insurance Group, Inc.	84,140	9,453,129
Hartford Financial Services Group, Inc.	53,207	2,351,749
Heritage Insurance Holdings, Inc.	127,900	1,322,486
Kinsale Capital Group, Inc.	88,835	21,334,614
Lincoln National Corp.	164,100	7,748,802
National General Holdings Corp.	169,859	5,788,795
Old Republic International Corp.	367,800	6,590,976
Primerica, Inc.	23,604	3,074,893
Reinsurance Group of America, Inc.	164,095	18,916,872
RenaissanceRe Holdings Ltd.	19,560	3,220,358
RLI Corp.	161,288	15,440,100
Selective Insurance Group, Inc.	82,688	5,111,772
Universal Insurance Holdings, Inc.	101,536	1,417,443
Unum Group	241,300	5,364,099
White Mountains Insurance Group Ltd.	5,167	4,960,320
		214,189,086
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	247,031	3,774,634
Annaly Capital Management, Inc.	512,600	4,100,800
Ares Commercial Real Estate Corp.	124,608	1,388,133
Blackstone Mortgage Trust, Inc.	97,435	2,531,361
Chimera Investment Corp.	176,100	1,806,786
MFA Financial, Inc.	419,200	1,551,040
Redwood Trust, Inc.	219,495	1,898,632
Starwood Property Trust, Inc.	229,012	4,108,475
		21,159,861
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	161,309	5,403,852
Essent Group Ltd.	457,707	20,075,029
Farmer Mac Class C (non-vtg.)	51,102	3,459,605
HomeStreet, Inc.	6,500	210,275
Meta Financial Group, Inc.	86,450	2,861,495
MGIC Investment Corp.	580,068	6,937,613
NMI Holdings, Inc. (a)	129,372	2,834,541
Pennymac Financial Services, Inc.	60,070	3,462,435
Radian Group, Inc.	196,700	3,713,696
Walker & Dunlop, Inc.	128,801	10,305,368
WMI Holdings Corp. (a)	188,908	5,036,287
		64,300,196

TOTAL FINANCIALS		930,833,022

HEALTH CARE - 12.1%
Biotechnology - 2.9%
ACADIA Pharmaceuticals, Inc. (a)	161,854	9,170,648
ADC Therapeutics SA (a)(b)	48,296	1,801,924
Agios Pharmaceuticals, Inc. (a)	145,050	6,718,716
Akebia Therapeutics, Inc. (a)	210,089	695,395
Allakos, Inc. (a)	43,984	4,707,608
Allogene Therapeutics, Inc. (a)	63,420	1,969,191
Applied Genetic Technologies Corp. (a)	615,511	2,732,869
Arena Pharmaceuticals, Inc. (a)	76,462	5,036,552
Ascendis Pharma A/S sponsored ADR (a)	43,941	7,414,165
Aurinia Pharmaceuticals, Inc. (a)(b)	36,300	551,760
Avid Bioservices, Inc. (a)	558,154	5,090,364
BeiGene Ltd. ADR (a)	5,530	1,413,966
Biohaven Pharmaceutical Holding Co. Ltd. (a)	29,806	2,651,244
BioMarin Pharmaceutical, Inc. (a)	53,745	4,229,732
Biospecifics Technologies Corp. (a)	3,300	291,720
Blueprint Medicines Corp. (a)	48,312	5,221,561
Catalyst Pharmaceutical Partners, Inc. (a)	482,137	1,764,621
Coherus BioSciences, Inc. (a)	131,119	2,420,457
ContraFect Corp. (a)	169,766	1,072,921
Deciphera Pharmaceuticals, Inc. (a)	177,454	10,966,657
Emergent BioSolutions, Inc. (a)	113,722	9,317,243
Exact Sciences Corp. (a)	142,288	17,225,385
Fate Therapeutics, Inc. (a)	80,991	4,735,139
Flexion Therapeutics, Inc. (a)(b)	26,477	283,569
Global Blood Therapeutics, Inc. (a)	84,084	3,860,296
Halozyme Therapeutics, Inc. (a)	525,387	20,542,632
Heron Therapeutics, Inc. (a)	513,932	8,906,442
ImmunoGen, Inc. (a)	116,600	635,470
Insmed, Inc. (a)	73,070	2,850,461
Iovance Biotherapeutics, Inc. (a)	148,448	5,761,267
Karyopharm Therapeutics, Inc. (a)	139,240	2,365,688
Kodiak Sciences, Inc. (a)	85,307	11,658,908
Legend Biotech Corp. ADR	32,641	970,417
Ligand Pharmaceuticals, Inc. Class B(a)(b)	65,050	5,488,269
Madrigal Pharmaceuticals, Inc. (a)	13,029	1,521,657
Neurocrine Biosciences, Inc. (a)	255,128	24,221,852
Precision BioSciences, Inc. (a)	114,053	1,422,241
PTC Therapeutics, Inc. (a)	65,210	4,080,190
Puma Biotechnology, Inc. (a)	50,274	565,583
Recro Pharma, Inc. (a)	356,873	852,926
Repligen Corp. (a)	39,705	7,530,847
Sarepta Therapeutics, Inc. (a)	38,230	5,385,078
Springworks Therapeutics, Inc. (a)	70,543	4,616,334
Syros Pharmaceuticals, Inc. (a)	249,462	2,033,115
Turning Point Therapeutics, Inc. (a)	35,710	3,803,115
Ultragenyx Pharmaceutical, Inc. (a)	31,318	3,712,436
United Therapeutics Corp. (a)	46,200	6,127,968
Viking Therapeutics, Inc. (a)(b)	787,189	5,061,625
Vir Biotechnology, Inc. (a)(b)	82,186	2,620,090
		244,078,314
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (a)	27,199	7,455,246
Atricure, Inc. (a)	12,300	534,804
Atrion Corp.	816	489,600
AxoGen, Inc. (a)	1,046,668	14,956,886
Axonics Modulation Technologies, Inc. (a)(b)	15,600	684,684
Envista Holdings Corp. (a)	289,699	8,612,751
Globus Medical, Inc. (a)	43,717	2,626,517
Hologic, Inc. (a)	225,072	15,559,227
ICU Medical, Inc. (a)	44,180	8,336,766
IDEXX Laboratories, Inc. (a)	31,177	14,371,973
Inari Medical, Inc. (b)	51,871	3,582,730
Insulet Corp. (a)	16,555	4,266,389
Integra LifeSciences Holdings Corp. (a)	87,764	4,803,324
iRhythm Technologies, Inc. (a)	26,850	6,565,094
Masimo Corp. (a)	45,906	11,682,618
Merit Medical Systems, Inc. (a)	556,521	30,647,611
Neogen Corp. (a)	30,640	2,274,101
Nevro Corp. (a)	29,147	4,699,954
Penumbra, Inc. (a)(b)	43,313	9,611,155
Quidel Corp. (a)	90,751	17,700,983
Semler Scientific, Inc. (a)	75,149	5,448,303
Silk Road Medical, Inc. (a)	77,133	4,419,721
STERIS PLC	208,966	40,499,700
Tandem Diabetes Care, Inc. (a)	62,600	5,876,888
Teleflex, Inc.	30,819	11,795,972
The Cooper Companies, Inc.	35,544	11,915,060
West Pharmaceutical Services, Inc.	81,861	22,524,873
		271,942,930
Health Care Providers & Services - 2.7%
Amedisys, Inc. (a)	24,860	6,085,479
AMN Healthcare Services, Inc. (a)	164,523	10,720,319
BioTelemetry, Inc. (a)	487,535	27,014,314
Centene Corp. (a)	170,725	10,525,196
Chemed Corp.	30,706	14,685,145
Corvel Corp. (a)	5,078	454,735
DaVita HealthCare Partners, Inc. (a)	63,300	6,953,505
Encompass Health Corp.	267,738	21,574,328
Five Star Senior Living, Inc. (a)	66,281	391,058
Guardant Health, Inc. (a)	63,619	7,705,533
HealthEquity, Inc. (a)	286,810	20,561,409
LHC Group, Inc. (a)	46,760	9,179,923
MEDNAX, Inc. (a)	583,634	11,795,243
Molina Healthcare, Inc. (a)	151,255	30,875,683
National Healthcare Corp.	6,643	413,327
National Research Corp. Class A	6,972	357,733
Ontrak, Inc. (a)(b)	91,856	4,560,650
Owens & Minor, Inc.	103,400	2,663,584
Premier, Inc.	481,516	17,055,297
Progyny, Inc. (a)	2,600	92,274
Quest Diagnostics, Inc.	37,500	4,649,250
R1 RCM, Inc. (a)	197,019	3,995,545
Select Medical Holdings Corp. (a)	297,200	7,162,520
U.S. Physical Therapy, Inc.	7,439	790,171
Universal Health Services, Inc. Class B	59,264	7,738,693
		228,000,914
Health Care Technology - 0.5%
American Well Corp. (b)	110,335	2,928,291
Change Healthcare, Inc. (a)	1,120,991	19,202,576
iCAD, Inc. (a)	411,040	4,118,621
Omnicell, Inc. (a)	97,776	10,251,814
Phreesia, Inc. (a)	28,600	1,262,976
Simulations Plus, Inc.	7,027	393,301
		38,157,579
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	41,169	6,303,386
Avantor, Inc. (a)	281,794	7,687,340
Berkeley Lights, Inc. (a)	17,563	1,455,270
Bio-Rad Laboratories, Inc. Class A (a)	5,323	2,866,436
Bio-Techne Corp.	22,107	6,705,274
Bruker Corp.	68,056	3,444,314
Charles River Laboratories International, Inc. (a)	25,660	6,017,783
Harvard Bioscience, Inc. (a)	773,390	3,031,689
ICON PLC (a)	90,121	17,562,780
Medpace Holdings, Inc. (a)	15,533	1,993,816
PPD, Inc.	117,561	4,114,635
PRA Health Sciences, Inc. (a)	7,300	819,060
Sotera Health Co.	580,901	15,719,181
Syneos Health, Inc. (a)	591,960	38,974,646
		116,695,610
Pharmaceuticals - 1.3%
Aerie Pharmaceuticals, Inc. (a)(b)	161,670	2,006,325
Catalent, Inc. (a)	191,278	18,389,467
GW Pharmaceuticals PLC ADR (a)(b)	54,680	7,659,574
Horizon Therapeutics PLC (a)	237,100	16,698,953
Innoviva, Inc. (a)	267,362	2,795,270
Jazz Pharmaceuticals PLC (a)	111,645	15,709,568
Lannett Co., Inc. (a)	177,600	1,094,016
Nektar Therapeutics (a)	119,174	1,953,262
Pacira Biosciences, Inc. (a)	81,298	4,925,846
Prestige Brands Holdings, Inc. (a)	86,022	3,059,803
Reata Pharmaceuticals, Inc. (a)	28,470	4,348,793
Revance Therapeutics, Inc. (a)	546,093	13,182,685
Royalty Pharma PLC	223,360	9,515,136
Supernus Pharmaceuticals, Inc. (a)	140,256	2,987,453
Zogenix, Inc. (a)	77,667	1,664,404
		105,990,555

TOTAL HEALTH CARE		1,004,865,902

INDUSTRIALS - 16.3%
Aerospace & Defense - 0.6%
AAR Corp.	192,309	5,455,806
Axon Enterprise, Inc. (a)	50,148	6,303,102
BWX Technologies, Inc.	77,267	4,394,947
Curtiss-Wright Corp.	46,223	5,327,663
HEICO Corp. Class A	9,600	1,063,200
Howmet Aerospace, Inc.	152,281	3,572,512
Huntington Ingalls Industries, Inc.	39,800	6,375,562
Mercury Systems, Inc. (a)	110,690	7,883,342
Moog, Inc. Class A	52,400	4,053,664
Textron, Inc.	192,367	8,675,752
		53,105,550
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (a)	30,200	928,348
Atlas Air Worldwide Holdings, Inc. (a)	91,000	5,078,710
C.H. Robinson Worldwide, Inc.	185,125	17,396,196
Forward Air Corp.	177,537	12,972,629
XPO Logistics, Inc. (a)	275,250	29,363,670
		65,739,553
Airlines - 0.4%
Air Canada (a)	124,084	2,364,421
Alaska Air Group, Inc.	173,207	8,828,361
JetBlue Airways Corp. (a)	390,200	5,888,118
SkyWest, Inc.	327,139	14,044,077
		31,124,977
Building Products - 1.2%
A.O. Smith Corp.	78,165	4,401,471
AAON, Inc.	23,450	1,527,299
Advanced Drain Systems, Inc.	139,750	9,747,563
Apogee Enterprises, Inc.	76,492	2,007,150
Armstrong World Industries, Inc.	86,739	6,684,107
Caesarstone Sdot-Yam Ltd.	107,547	1,284,111
CSW Industrials, Inc.	8,261	886,323
Fortune Brands Home & Security, Inc.	143,425	11,975,988
Gibraltar Industries, Inc. (a)	54,488	3,566,784
Griffon Corp.	165,424	3,449,090
Lennox International, Inc.	41,255	11,874,427
Masonite International Corp. (a)	160,972	16,105,249
Owens Corning	130,280	9,493,504
Simpson Manufacturing Co. Ltd.	22,904	2,104,878
Trex Co., Inc. (a)	149,262	11,167,783
		96,275,727
Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	862,832	33,219,032
ACCO Brands Corp.	490,663	3,758,479
Charah Solutions, Inc. (a)(b)	1,275,976	3,623,772
Cimpress PLC (a)(b)	116,986	10,485,455
Clean Harbors, Inc. (a)	233,927	16,929,297
Copart, Inc. (a)	29,341	3,387,418
Covanta Holding Corp.	158,697	1,967,843
Deluxe Corp.	73,600	1,894,464
Harsco Corp. (a)	217,338	3,683,879
Healthcare Services Group, Inc.	478,139	11,317,550
Herman Miller, Inc.	330,420	11,776,169
IAA Spinco, Inc. (a)	411,955	24,684,344
KAR Auction Services, Inc.	396,608	7,158,774
Marlowe PLC (a)	1,110,000	8,458,087
MSA Safety, Inc.	138,240	20,658,586
Pitney Bowes, Inc.	367,000	2,091,900
Ritchie Bros. Auctioneers, Inc.	436,970	31,378,816
Steelcase, Inc. Class A	279,500	3,395,925
Stericycle, Inc. (a)	89,350	6,293,814
The Brink's Co.	185,063	12,417,727
UniFirst Corp.	8,809	1,628,608
Waste Connection, Inc. (United States)	189,824	19,737,900
		239,947,839
Construction & Engineering - 0.6%
AECOM (a)	277,199	14,383,856
Aegion Corp. (a)	155,236	2,662,297
EMCOR Group, Inc.	26,397	2,274,893
Jacobs Engineering Group, Inc.	33,770	3,641,757
MasTec, Inc. (a)	129,465	7,341,960
Quanta Services, Inc.	91,264	6,236,982
Willscot Mobile Mini Holdings (a)	524,573	11,283,565
		47,825,310
Electrical Equipment - 1.6%
Acuity Brands, Inc.	55,698	6,612,467
American Superconductor Corp. (a)	99,733	1,982,692
AMETEK, Inc.	32,222	3,819,274
Atkore International Group, Inc. (a)	141,100	5,500,078
EnerSys	162,560	13,299,034
Generac Holdings, Inc. (a)	196,948	42,461,989
Hubbell, Inc. Class B	29,692	4,797,930
nVent Electric PLC	88,481	2,035,063
Plug Power, Inc. (a)	199,345	5,260,715
Regal Beloit Corp.	141,778	16,877,253
Sensata Technologies, Inc. PLC (a)	589,622	28,791,242
TPI Composites, Inc. (a)	94,196	3,789,505
		135,227,242
Industrial Conglomerates - 0.0%
Carlisle Companies, Inc.	9,400	1,361,402
Machinery - 4.0%
AGCO Corp.	81,300	7,521,063
Allison Transmission Holdings, Inc.	168,400	6,912,820
Barnes Group, Inc.	27,415	1,261,364
Colfax Corp. (a)	33,000	1,190,640
Commercial Vehicle Group, Inc. (a)	577,246	4,104,219
Crane Co.	78,541	5,460,956
Donaldson Co., Inc.	72,973	3,885,083
Douglas Dynamics, Inc.	130,927	5,121,864
Flowserve Corp.	15,600	531,648
Gorman-Rupp Co.	10,082	331,698
Graco, Inc.	90,255	6,113,874
Helios Technologies, Inc.	131,326	6,465,179
Hillenbrand, Inc.	268,541	10,062,231
IDEX Corp.	127,831	24,690,558
Ingersoll Rand, Inc. (a)	103,832	4,596,643
ITT, Inc.	64,861	4,710,854
John Bean Technologies Corp.	105,986	11,717,812
Kennametal, Inc.	408,830	14,304,962
Lincoln Electric Holdings, Inc.	164,100	18,871,500
Meritor, Inc. (a)	219,680	5,799,552
Middleby Corp. (a)	166,634	22,660,558
Mueller Industries, Inc.	32,829	1,075,478
Nordson Corp.	124,475	25,369,250
Omega Flex, Inc.	1,688	239,223
Oshkosh Corp.	204,511	16,463,136
Pentair PLC	126,210	6,540,202
Proto Labs, Inc. (a)	14,668	2,026,531
RBC Bearings, Inc. (a)	85,428	14,423,664
Rexnord Corp.	65,456	2,455,255
Snap-On, Inc.	129,499	22,772,399
Tennant Co.	194,844	13,085,723
Terex Corp.	101,645	3,150,995
The Shyft Group, Inc.	122,743	3,182,726
Timken Co.	98,800	7,255,872
Toro Co.	274,584	24,907,515
Woodward, Inc.	197,098	22,041,469
		331,304,516
Marine - 0.6%
Costamare, Inc.	623,203	4,474,598
Kirby Corp. (a)	283,104	14,325,062
Matson, Inc.	594,820	34,576,887
		53,376,547
Professional Services - 1.4%
Acacia Research Corp. (a)	2,396,697	8,843,812
ASGN, Inc. (a)	124,547	9,737,084
Barrett Business Services, Inc.	4,331	288,921
CoreLogic, Inc.	120,632	9,348,980
CoStar Group, Inc. (a)	9,518	8,666,805
Exponent, Inc.	29,841	2,477,101
FTI Consulting, Inc. (a)	117,842	12,375,767
Kforce, Inc.	11,000	451,550
Korn Ferry	55,186	2,209,647
Manpower, Inc.	93,696	8,118,758
Robert Half International, Inc.	213,456	13,699,606
TransUnion Holding Co., Inc.	132,650	12,083,089
TriNet Group, Inc. (a)	357,122	26,784,150
		115,085,270
Road & Rail - 0.7%
Daseke, Inc. (a)	852,492	5,754,321
Heartland Express, Inc.	257,936	4,766,657
HyreCar, Inc. (a)	300,309	2,129,191
Kansas City Southern	22,330	4,157,176
Knight-Swift Transportation Holdings, Inc. Class A	473,300	19,542,557
Landstar System, Inc.	120,752	15,869,228
Schneider National, Inc. Class B	48,200	1,007,380
YRC Worldwide, Inc. (a)(b)	1,114,179	6,696,216
		59,922,726
Trading Companies & Distributors - 1.5%
Air Lease Corp. Class A	33,300	1,217,781
Alta Equipment Group, Inc. (a)	521,072	4,720,912
BlueLinx Corp. (a)	88,958	2,321,804
BMC Stock Holdings, Inc. (a)	82,462	4,035,690
CAI International, Inc.	225,334	7,131,821
EVI Industries, Inc. (a)(b)	83,160	2,814,134
GATX Corp.	109,340	8,720,958
H&E Equipment Services, Inc.	125,011	3,360,296
HD Supply Holdings, Inc. (a)	174,430	9,729,705
MRC Global, Inc. (a)	742,678	4,292,679
MSC Industrial Direct Co., Inc. Class A	49,913	4,158,751
SiteOne Landscape Supply, Inc. (a)	100,891	13,933,047
Transcat, Inc. (a)	273,236	8,661,581
Triton International Ltd.	275,368	12,463,156
United Rentals, Inc. (a)	94,133	21,366,308
Watsco, Inc.	18,949	4,308,245
WESCO International, Inc. (a)	177,673	11,587,833
		124,824,701

TOTAL INDUSTRIALS		1,355,121,360

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.4%
Ciena Corp. (a)	104,600	4,686,080
CommScope Holding Co., Inc. (a)	184,632	2,187,889
Dzs, Inc. (a)	190,219	2,448,119
F5 Networks, Inc. (a)	35,000	5,698,350
InterDigital, Inc.	78,738	4,717,194
Juniper Networks, Inc.	210,300	4,578,231
NetScout Systems, Inc. (a)	146,946	3,441,475
Radware Ltd. (a)	133,341	3,361,527
Viavi Solutions, Inc. (a)	393,820	5,334,292
		36,453,157
Electronic Equipment & Components - 2.5%
Arrow Electronics, Inc. (a)	190,831	17,489,661
Avnet, Inc.	26,200	795,170
Badger Meter, Inc.	16,827	1,387,218
Belden, Inc.	970,783	37,355,730
Cognex Corp.	335,213	25,187,905
Coherent, Inc. (a)	23,079	2,810,561
Dolby Laboratories, Inc. Class A	94,545	8,362,505
ePlus, Inc. (a)	7,786	656,438
Flextronics International Ltd. (a)	217,784	3,534,634
FLIR Systems, Inc.	75,728	2,895,839
Identiv, Inc. (a)	397,207	2,736,756
Insight Enterprises, Inc. (a)	91,839	6,564,652
IPG Photonics Corp. (a)	39,433	8,163,025
Jabil, Inc.	170,200	6,505,044
Littelfuse, Inc.	22,886	5,504,770
National Instruments Corp.	67,912	2,541,946
Novanta, Inc. (a)	39,216	4,705,136
OSI Systems, Inc. (a)	600	52,860
Par Technology Corp. (a)(b)	101,536	5,480,913
PC Connection, Inc.	6,324	288,691
Powerfleet, Inc. (a)	842,663	5,797,521
Rogers Corp. (a)	10,753	1,579,723
Sanmina Corp. (a)	163,100	5,189,027
ScanSource, Inc. (a)	86,318	2,166,582
SYNNEX Corp.	125,015	20,041,155
Trimble, Inc. (a)	247,845	14,838,480
TTM Technologies, Inc. (a)	236,200	3,084,772
Vishay Intertechnology, Inc.	559,585	10,833,566
		206,550,280
IT Services - 3.5%
Amdocs Ltd.	268,557	17,673,736
Black Knight, Inc. (a)	200,941	18,410,214
Booz Allen Hamilton Holding Corp. Class A	33,434	2,901,737
Broadridge Financial Solutions, Inc.	93,150	13,681,872
CACI International, Inc. Class A (a)	3,400	806,786
Cardtronics PLC (a)	206,637	5,017,146
Cass Information Systems, Inc.	6,904	292,937
Computer Services, Inc.	189,379	10,699,914
CSG Systems International, Inc.	19,137	830,163
DXC Technology Co.	82,824	1,814,674
Equiniti Group PLC (c)	2,708,051	3,940,980
Euronet Worldwide, Inc. (a)	252,539	33,951,343
EVERTEC, Inc.	151,539	5,632,705
Gartner, Inc. (a)	99,300	15,093,600
Genpact Ltd.	133,880	5,442,222
GoDaddy, Inc. (a)	82,015	6,523,473
Hackett Group, Inc.	15,560	219,085
Jack Henry & Associates, Inc.	53,807	8,655,394
Maximus, Inc.	112,786	8,099,163
MoneyGram International, Inc. (a)(b)	975,099	6,611,171
MongoDB, Inc. Class A (a)	29,280	8,412,437
NIC, Inc.	38,735	907,755
Perficient, Inc. (a)	18,909	860,927
PFSweb, Inc. (a)	548,774	3,726,175
Rackspace Technology, Inc. (a)(b)	197,150	3,540,814
Science Applications International Corp.	106,437	9,849,680
Switch, Inc. Class A	273,744	4,322,418
Sykes Enterprises, Inc. (a)	90,354	3,400,021
The Western Union Co.	154,700	3,490,032
Ttec Holdings, Inc.	76,036	5,144,596
Unisys Corp. (a)	2,026,485	29,546,151
WEX, Inc. (a)	93,071	16,123,620
Wix.com Ltd. (a)	79,791	20,381,015
WNS Holdings Ltd. sponsored ADR (a)	165,078	11,623,142
		287,627,098
Semiconductors & Semiconductor Equipment - 3.2%
Ambarella, Inc. (a)	82,894	6,476,508
Amkor Technology, Inc.	453,551	6,685,342
Array Technologies, Inc.	75,307	3,432,493
AXT, Inc. (a)	546,485	5,328,229
Cirrus Logic, Inc. (a)	7,100	568,710
CMC Materials, Inc.	112,019	17,282,291
Cree, Inc. (a)	53,322	4,819,776
Diodes, Inc. (a)	61,600	4,186,336
Enphase Energy, Inc. (a)	32,290	4,409,845
Entegris, Inc.	179,302	16,606,951
First Solar, Inc. (a)	40,538	3,787,465
Impinj, Inc. (a)	91,205	3,811,457
Inphi Corp. (a)	18,870	2,927,303
Kulicke & Soffa Industries, Inc.	234,016	7,125,787
Lattice Semiconductor Corp. (a)	311,606	13,040,711
MACOM Technology Solutions Holdings, Inc. (a)	45,605	2,037,631
Maxim Integrated Products, Inc.	100,160	8,317,286
MaxLinear, Inc. Class A (a)	223,310	6,978,438
MKS Instruments, Inc.	98,579	13,601,930
Monolithic Power Systems, Inc.	85,401	27,324,904
NVE Corp.	2,789	142,769
ON Semiconductor Corp. (a)	1,839,622	52,889,133
Power Integrations, Inc.	34,552	2,466,667
Qorvo, Inc. (a)	63,641	9,971,272
Semtech Corp. (a)	225,034	15,183,044
Silicon Laboratories, Inc. (a)	23,845	2,794,872
SolarEdge Technologies, Inc. (a)	28,705	7,979,416
Ultra Clean Holdings, Inc. (a)	137,056	4,336,452
Universal Display Corp.	61,094	13,992,970
		268,505,988
Software - 7.5%
2U, Inc. (a)	866,191	27,986,631
8x8, Inc. (a)	317,896	6,284,804
ACI Worldwide, Inc. (a)	513,412	16,726,963
Anaplan, Inc. (a)	92,726	6,489,893
ANSYS, Inc. (a)	12,594	4,257,528
Aspen Technology, Inc. (a)	98,467	13,238,888
Avalara, Inc. (a)	44,833	7,700,068
Avaya Holdings Corp. (a)	128,300	2,387,663
Blackbaud, Inc.	13,700	754,733
CDK Global, Inc.	385,599	18,470,192
Ceridian HCM Holding, Inc. (a)	12,100	1,166,682
ChannelAdvisor Corp. (a)	253,846	3,744,229
Cloudera, Inc. (a)	465,959	5,442,401
CommVault Systems, Inc. (a)	170,280	8,132,573
Cornerstone OnDemand, Inc. (a)	94,652	4,178,886
Coupa Software, Inc. (a)	40,540	13,334,011
Crowdstrike Holdings, Inc. (a)	15,740	2,412,627
Datadog, Inc. Class A (a)	39,210	3,878,653
DocuSign, Inc. (a)	20,740	4,726,231
Domo, Inc. Class B (a)	180,058	6,840,403
Dynatrace, Inc. (a)	248,990	9,466,600
Ebix, Inc. (b)	70,278	2,390,155
Elastic NV (a)	6,200	767,560
Enghouse Systems Ltd.	141,790	7,313,862
Everbridge, Inc. (a)	4,484	569,199
Fair Isaac Corp. (a)	32,730	15,474,089
FireEye, Inc. (a)	706,441	10,617,808
Five9, Inc. (a)	52,060	8,079,712
Guidewire Software, Inc. (a)	98,098	12,015,043
HubSpot, Inc. (a)	24,287	9,577,093
j2 Global, Inc. (a)	915,509	82,038,761
LivePerson, Inc. (a)	67,918	3,967,770
Manhattan Associates, Inc. (a)	103,574	10,589,406
Microsoft Corp.	18,663	3,995,188
New Relic, Inc. (a)	182,063	10,874,623
Nortonlifelock, Inc.	27,000	492,210
Nuance Communications, Inc. (a)	479,732	20,690,841
Parametric Technology Corp. (a)	218,008	23,512,163
Paylocity Holding Corp. (a)	20,807	4,090,656
Pluralsight, Inc. (a)	1,410,629	23,106,103
Proofpoint, Inc. (a)	172,866	17,889,902
Q2 Holdings, Inc. (a)	128,981	14,622,576
Qualys, Inc. (a)	75,790	7,200,808
Rapid7, Inc. (a)	13,155	985,836
RealPage, Inc. (a)	213,448	14,725,778
RingCentral, Inc. (a)	64,590	19,186,460
Smartsheet, Inc. (a)	81,224	4,713,429
SolarWinds, Inc. (a)	1,508,767	34,520,589
Sprout Social, Inc. (a)	66,598	3,421,805
SS&C Technologies Holdings, Inc.	423,787	29,194,686
Sumo Logic, Inc. (b)	131,009	3,432,436
Telos Corp.	53,692	1,077,598
Tenable Holdings, Inc. (a)	16,000	576,160
The Trade Desk, Inc. (a)	12,234	11,023,690
Tyler Technologies, Inc. (a)	30,320	12,964,832
Upland Software, Inc. (a)	114,667	5,246,015
Workiva, Inc. (a)	7,900	592,421
Zendesk, Inc. (a)	121,360	16,201,560
Zoom Video Communications, Inc. Class A (a)	16,475	7,880,981
		623,240,463
Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology, Inc. (a)	218,365	2,653,135
Immersion Corp. (a)	251,985	2,156,992
NCR Corp. (a)	645,281	17,854,925
Quantum Corp. (a)	92,812	531,813
Seagate Technology LLC	118,000	6,939,580
Western Digital Corp.	59,480	2,669,462
Xerox Holdings Corp.	270,006	5,910,431
		38,716,338

TOTAL INFORMATION TECHNOLOGY		1,461,093,324

MATERIALS - 3.8%
Chemicals - 1.5%
Axalta Coating Systems Ltd. (a)	314,656	9,002,308
Balchem Corp.	25,271	2,620,350
Cabot Corp.	95,800	3,967,078
Celanese Corp. Class A	63,300	8,186,589
Chase Corp.	4,196	444,566
Eastman Chemical Co.	94,500	9,204,300
FMC Corp.	74,394	8,630,448
GCP Applied Technologies, Inc. (a)	162,037	3,806,249
Huntsman Corp.	355,756	8,812,076
Ingevity Corp. (a)	179,272	11,935,930
Innospec, Inc.	51,081	4,203,455
Minerals Technologies, Inc.	51,767	3,140,704
NewMarket Corp.	4,172	1,542,639
Olin Corp.	42,214	924,064
Orion Engineered Carbons SA	413,046	6,426,996
PolyOne Corp.	52,809	1,930,169
PQ Group Holdings, Inc. (a)	259,491	3,318,890
Sensient Technologies Corp.	24,474	1,755,275
Stepan Co.	11,558	1,342,577
The Chemours Co. LLC	183,400	4,462,122
The Mosaic Co.	239,488	5,259,156
Trinseo SA	237,131	9,008,607
Valvoline, Inc.	411,594	9,380,227
Westlake Chemical Corp.	79,402	5,967,060
		125,271,835
Construction Materials - 0.0%
Summit Materials, Inc. (a)	60,213	1,144,047
Containers & Packaging - 1.7%
Aptargroup, Inc.	180,558	22,808,087
Berry Global Group, Inc. (a)	99,600	5,278,800
CCL Industries, Inc. Class B	387,923	17,103,620
Crown Holdings, Inc. (a)	145,855	13,746,834
Graphic Packaging Holding Co.	1,638,801	25,106,431
Greif, Inc. Class A	139,208	6,766,901
O-I Glass, Inc.	222,299	2,516,425
Packaging Corp. of America	54,867	7,132,710
Pactiv Evergreen, Inc.	214,000	3,612,320
Ranpak Holdings Corp. (A Shares) (a)	1,017,724	11,510,458
Sealed Air Corp.	179,289	8,078,762
Silgan Holdings, Inc.	35,100	1,186,380
Sonoco Products Co.	58,078	3,372,009
WestRock Co.	223,004	9,412,999
		137,632,736
Metals & Mining - 0.5%
Arconic Rolled Products Corp. (a)	36,530	1,004,940
Carpenter Technology Corp.	157,867	3,858,269
Coeur d'Alene Mines Corp. (a)	325,545	2,308,114
Commercial Metals Co.	35,300	702,823
Ferroglobe Representation & Warranty Insurance (a)(d)	495,885	5
Reliance Steel & Aluminum Co.	175,199	20,638,442
Royal Gold, Inc.	3,900	430,833
Steel Dynamics, Inc.	222,018	8,039,272
Worthington Industries, Inc.	21,194	1,096,154
		38,078,852
Paper & Forest Products - 0.1%
Domtar Corp.	79,600	2,395,960
Mercer International, Inc. (SBI)	482,579	3,952,322
Neenah, Inc.	9,684	469,771
Schweitzer-Mauduit International, Inc.	170,337	5,924,321
		12,742,374

TOTAL MATERIALS		314,869,844

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Campus Communities, Inc.	339,326	13,505,175
Americold Realty Trust	61,530	2,100,019
Apartment Investment & Management Co. Class A	29,185	885,765
Brandywine Realty Trust (SBI)	338,200	3,764,166
Brixmor Property Group, Inc.	313,300	4,784,091
Camden Property Trust (SBI)	84,623	8,363,291
City Office REIT, Inc.	182,900	1,604,033
CoreCivic, Inc.	159,700	1,132,273
CorEnergy Infrastructure Trust, Inc. (b)	84,100	500,395
CoreSite Realty Corp.	7,500	940,425
Cousins Properties, Inc.	415,248	13,873,436
CubeSmart	560,391	18,229,519
CyrusOne, Inc.	13,100	915,821
DiamondRock Hospitality Co.	394,700	2,968,144
Diversified Healthcare Trust (SBI)	596,834	2,632,038
EastGroup Properties, Inc.	92,201	12,569,762
Empire State Realty Trust, Inc.	83,600	756,580
Franklin Street Properties Corp.	275,093	1,276,432
Gaming & Leisure Properties	29,319	1,217,911
Global Net Lease, Inc.	190,184	3,174,171
Government Properties Income Trust	132,285	3,022,712
Healthcare Trust of America, Inc.	8,358	217,559
Hospitality Properties Trust (SBI)	405,313	4,807,012
Industrial Logistics Properties Trust	136,179	2,959,170
Lexington Corporate Properties Trust	40,700	415,547
Medical Properties Trust, Inc.	42,600	826,440
MGM Growth Properties LLC	268,520	8,208,656
Mid-America Apartment Communities, Inc.	103,287	13,030,688
National Retail Properties, Inc.	293,899	11,079,992
Omega Healthcare Investors, Inc.	150,100	5,286,522
Outfront Media, Inc.	472,693	8,952,805
Physicians Realty Trust	416,149	7,220,185
Piedmont Office Realty Trust, Inc. Class A	383,800	5,998,794
Potlatch Corp.	13,300	618,982
Preferred Apartment Communities, Inc. Class A	193,740	1,513,109
Retail Value, Inc.	38,179	587,957
RLJ Lodging Trust	410,046	5,055,867
Sabra Health Care REIT, Inc.	317,800	5,237,344
Safety Income and Growth, Inc.	27,675	1,883,837
SITE Centers Corp.	305,700	3,084,513
SL Green Realty Corp.	24,201	1,401,238
Spirit Realty Capital, Inc.	66,710	2,457,596
Stag Industrial, Inc.	240,825	7,171,769
Summit Hotel Properties, Inc.	198,800	1,727,572
The GEO Group, Inc. (b)	154,500	1,460,025
Uniti Group, Inc.	38,200	392,696
VEREIT, Inc.	1,101,600	7,810,344
Xenia Hotels & Resorts, Inc.	167,800	2,364,302
		209,986,680
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	583,179	8,689,367
Howard Hughes Corp. (a)	11,432	831,449
Jones Lang LaSalle, Inc.	19,205	2,540,629
Newmark Group, Inc.	5,900	41,418
Tejon Ranch Co. (a)	78,451	1,124,203
		13,227,066

TOTAL REAL ESTATE		223,213,746

UTILITIES - 1.1%
Electric Utilities - 0.4%
Alliant Energy Corp.	133,225	7,007,635
FirstEnergy Corp.	19,856	527,375
IDACORP, Inc.	32,252	2,921,386
NRG Energy, Inc.	220,200	7,211,550
PNM Resources, Inc.	86,169	4,231,760
Portland General Electric Co.	150,905	6,244,449
		28,144,155
Gas Utilities - 0.3%
Atmos Energy Corp.	124,090	11,898,990
National Fuel Gas Co.	107,300	4,417,541
South Jersey Industries, Inc.	24,700	568,594
Southwest Gas Holdings, Inc.	96,212	6,181,621
		23,066,746
Independent Power and Renewable Electricity Producers - 0.2%
Sunnova Energy International, Inc. (a)	13,900	563,089
The AES Corp.	320,392	6,548,812
Vistra Corp.	634,715	11,856,476
		18,968,377
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	131,119	3,040,650
MDU Resources Group, Inc.	297,800	7,427,132
NorthWestern Energy Corp.	119,067	6,905,886
		17,373,668

TOTAL UTILITIES		87,552,946

TOTAL COMMON STOCKS
(Cost $5,087,545,626)		6,982,589,297

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(d)(e)
(Cost $257,662)	6,381	291,995

Equity Funds - 14.4%
Mid-Cap Blend Funds - 0.2%
Fidelity SAI Small-Mid Cap 500 Index Fund (f)	1,358,283	18,187,408
Sector Funds - 0.9%
Fidelity SAI Real Estate Index Fund (f)	7,106,299	72,839,560
Small Blend Funds - 10.5%
Fidelity Small Cap Discovery Fund (f)	2,270,319	53,170,860
Fidelity Small Cap Index Fund (f)	18,733,301	434,237,909
PIMCO StocksPLUS Small Fund Institutional Class	32,327,314	335,234,250
Vulcan Value Partners Small Cap Fund	2,900,229	48,491,829

TOTAL SMALL BLEND FUNDS		871,134,848

Small Growth Funds - 2.1%
Fidelity Small Cap Growth Fund (f)	882,414	28,572,551
T. Rowe Price Institutional Small-Cap Stock Fund	4,874,154	145,834,677

TOTAL SMALL GROWTH FUNDS		174,407,228

Small Value Funds - 0.7%
Royce Opportunity Fund Service Class	4,040,166	54,219,023
TOTAL EQUITY FUNDS
(Cost $877,685,423)		1,190,788,067

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.09% (g)	2,676,286	2,676,822
Fidelity Securities Lending Cash Central Fund 0.09% (g)(h)	98,302,307	98,312,137
State Street Institutional U.S. Government Money Market Fund Premier Class .02% (i)	123,899,136	123,899,136
TOTAL MONEY MARKET FUNDS
(Cost $224,888,095)		224,888,095
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $6,190,376,806)		8,398,557,454
NET OTHER ASSETS (LIABILITIES) - (1.2)%(j)		(96,322,847)
NET ASSETS - 100%		$8,302,234,607

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	Dec. 2020	$637,035	$45,920	$45,920
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Dec. 2020	433,680	60,183	60,183
TOTAL FUTURES CONTRACTS					$106,103

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,652,875 or 0.2% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $291,995 or 0.0% of net assets.

 (f) Affiliated Fund

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

 (j) Includes $59,500 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,113
Fidelity Securities Lending Cash Central Fund	1,373,364
Total	$1,379,477

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$99,990,120	$62,817,433	$75,000,000	$122,337	$(24,345,102)	$9,377,109	$72,839,560
Fidelity SAI Small-Mid Cap 500 Index Fund	109,403,255	460,163,962	559,034,844	4,740,718	1,220,250	6,434,785	18,187,408
Fidelity Small Cap Discovery Fund	--	40,000,000	--	--	--	13,170,860	53,170,860
Fidelity Small Cap Growth Fund	--	21,340,570	--	1,340,570	--	7,231,981	28,572,551
Fidelity Small Cap Index Fund	107,434,853	1,300,912,718	1,042,973,600	974,975	(37,002,873)	105,866,811	434,237,909
Total	$316,828,228	$1,885,234,683	$1,677,008,444	$7,178,600	$(60,127,725)	$142,081,546	$607,008,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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